Risk management and financial instruments - Carrying Value and Estimated Fair Value of our Financial Instrument (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Fair value | Level 2
Assets
Related party loans receivable	$ 489	$ 476
Liabilities
Related party loans payable by the VIE	227	222
Fair value | Level 2 | Secured credit facilities
Liabilities
Debt	5,449	5,388
Fair value | Level 2 | Credit facilities contained within variable interest entities
Liabilities
Debt	611	612
Fair value | Level 1 | Secured debt
Liabilities
Debt	445	770
Carrying value | Level 2
Assets
Related party loans receivable	489	476
Liabilities
Related party loans payable by the VIE	232	226
Carrying value | Level 2 | Secured credit facilities
Liabilities
Debt	5,532	5,519
Carrying value | Level 2 | Credit facilities contained within variable interest entities
Liabilities
Debt	621	626
Carrying value | Level 1 | Secured debt
Liabilities
Debt	$ 458	$ 769